Condensed Financial Information of the Parent Company - Schedule of Comprehensive income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses
Sales and marketing expenses	¥ (482,859)	$ (74,001)	¥ (720,333)	¥ (710,754)
General and administrative expenses	(461,116)	(70,669)	(435,816)	(383,388)
Profits from operations
Other income, net	116,469	17,850	136,491	148,356
Net profit	1,972,700	302,328	2,372,850	2,469,074
Net profit (loss) attributable to FinVolution Group's ordinary shareholders	1,972,700		2,372,850	2,469,074
Parent Company [Member]
Operating expenses
Sales and marketing expenses	0	0		(2)
General and administrative expenses	(20,720)	(3,176)	(25,590)	(57,448)
Profits from operations
Other income, net	2,158	331	7,898	21,183
Share of profit of subsidiaries	1,991,262	305,173	2,390,542	2,505,341
Net profit	1,972,700	302,328	2,372,850	2,469,074
Net profit (loss) attributable to FinVolution Group's ordinary shareholders	¥ 1,972,700	$ 302,328	¥ 2,372,850	¥ 2,469,074